Schedule of Fair Values of Pension Plan Assets by Asset Class and Fair Value Hierarchy Level (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	$ 376,443	$ 325,150	$ 311,688
Real Estate
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	17,606	15,841
Hedge Funds
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	19,252	12,979
Cash and Cash Equivalents
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	381	459
Equity Securities | Mid Sized To Large Cap
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	150,742	133,512
Equity Securities | International And Emerging Growth Funds
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	63,003	50,518
Debt Securities | Core Fixed Income
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	105,972	94,745
Debt Securities | High Yield Bonds
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	19,487	17,096
Quoted Prices In Active Markets For Identical Assets (Level 1)
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	381	459
Quoted Prices In Active Markets For Identical Assets (Level 1) | Cash and Cash Equivalents
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	381	459
Significant Observable Inputs (Level 2)
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	356,810	311,712
Significant Observable Inputs (Level 2) | Real Estate
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	17,606	15,841
Significant Observable Inputs (Level 2) | Equity Securities | Mid Sized To Large Cap
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	150,742	133,512
Significant Observable Inputs (Level 2) | Equity Securities | International And Emerging Growth Funds
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	63,003	50,518
Significant Observable Inputs (Level 2) | Debt Securities | Core Fixed Income
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	105,972	94,745
Significant Observable Inputs (Level 2) | Debt Securities | High Yield Bonds
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	19,487	17,096
Significant Unobservable Inputs (Level 3)
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	19,252	12,979	13,453
Significant Unobservable Inputs (Level 3) | Hedge Funds
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair values of pension plan assets	$ 19,252	$ 12,979